Pay vs Performance Disclosure - USD ($)		2 Months Ended	10 Months Ended	12 Months Ended
		Sep. 23, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, the following information is presented to disclose the relationship between executive compensation actually paid ("CAP"), as calculated under applicable SEC rules, and the Corporation's financial performance for the last two fiscal years. As required by SEC rules, as it applies to smaller reporting companies, the table presented below discloses CAP for (i) our principal executive officer ("PEO") and (ii) our Named Executive Officers that are not the PEO (the "Non-PEO NEOs") on an average basis.

The methodology for calculating amounts presented in the columns "CAP to PEO" and "Average CAP to Non- PEO NEOs," including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the footnotes to the table.

The calculations and analysis below do not necessarily reflect the Company's approach to aligning executive compensation with performance. For information concerning the Company's compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the "Oversight and Description of Director and NEO Compensation" section of the Information Circular.

Pay Versus Performance Table

In accordance with applicable SEC rules, the following table sets forth information concerning Summary Compensation Table ("SCT") Total Compensation and CAP for the Company's PEO and Non-PEO NEOs for fiscal years 2025, 2024 and 2023 and the corresponding financial performance in each year.

Fiscal Year Ended 7/31	SCT Total for PEO Mullin (1)(2)	CAP to PEO Mullin (3)	SCT Total for PEO Mossman (1)(2)	CAP to PEO Mossman (3)	Average CAP to Non-PEO NEOs (3)(4)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return (5)	Net Income (Loss) (in $000)
2025	$640,167	$625,784	N/A	N/A	$42,948	$42.06	($3,259)
2024	$139,213	$144,415	$233,911	$204,692	$76,935	$36.56	($3,566)
2023	N/ A	N/A	$333,750	$302,414	$53,602	$44.25	($3,660)

(1) For fiscal year 2025, Joseph E. Mullin III served as our PEO. For fiscal year 2024, Mr. Mossman served as our PEO from August 1, 2023 until September 23, 2023, and Joseph E. Mullin III served as our PEO from September 23, 2023 through July 31, 2024. Mr. Mossman served as our PEO during fiscal year 2023.

(2)  The dollar amounts reported in this column are the amounts of total compensation reported for each PEO for each corresponding fiscal year in the "Total" column of the SCT. Refer to the SCT as set forth on page 12 of this proxy statement.

(3)  For the fiscal year 2025, CAP to PEO Mullin is $625,784 which represents $132,000 in salary paid, $484,667 is the fair value as of vesting date of equity awards granted and vested in 2025, and $9,117 is the change in fair value of equity awards granted in previous years and vested in 2025. For the fiscal year 2024, CAP to PEO Mullin is $144,415 which represents $112,933 in salary paid, $21,254 is the fair value of vested equity awards as of the vesting date and $10,228 outstanding and unvested awards as of Jul 31, 2024. For the fiscal year 2024, CAP to PEO Mossman is $204,692 which represents $80,105 in salary paid and $124,587 is the fair value of vested equity awards as of the vesting date. For the fiscal year 2023, CAP to PEO Mossman is $302,414 which represents $135,000 in salary paid and $167,414 is the fair value of vested equity awards as of the vesting date. For the fiscal year 2025, average CAP to Non-PEO Neo is $42,948 which represents $37,494 of average salaries and $5,454 is the average fair value of equity awards granted and vested in 2025. For the fiscal year 2024, average CAP to Non-PEO NEO is $76,935 which represents $43,452 in salary paid and $33,483 is the fair value of vested equity awards as of the vesting date. For the fiscal year 2023, average CAP to Non-PEO NEO is $53,602 which represents $46,787 in salary paid and $6,815 is the fair value of vested equity awards as of the vesting date.

(4)  The Company's Non-PEO NEO during the fiscal years 2023 and 2024 was Vincent Boon. For the fiscal year 2025, Vincent Boon was the Non-PEO for the period August 1, 2024 to November 21, 2024 and Mihai Draguleasa was the Non- PEO from November 22, 2024 to July 31, 2025

(5)  Total Stockholder Return shown in this table assumes $100 was invested for the period starting August 1, 2022 through July 31 of the applicable fiscal year in the Company's common stock as traded under ticker RYES on the OTCQX or OTCQB. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.

Named Executive Officers, Footnote				The Company's Non-PEO NEO during the fiscal years 2023 and 2024 was Vincent Boon. For the fiscal year 2025, Vincent Boon was the Non-PEO for the period August 1, 2024 to November 21, 2024 and Mihai Draguleasa was the Non- PEO from November 22, 2024 to July 31, 2025
Peer Group Issuers, Footnote				Total Stockholder Return shown in this table assumes $100 was invested for the period starting August 1, 2022 through July 31 of the applicable fiscal year in the Company's common stock as traded under ticker RYES on the OTCQX or OTCQB. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.
Adjustment To PEO Compensation, Footnote				The dollar amounts reported in this column are the amounts of total compensation reported for each PEO for each corresponding fiscal year in the "Total" column of the SCT. Refer to the SCT as set forth on page 12 of this proxy statement.
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]			$ 42,948	$ 76,935	$ 53,602
Total Shareholder Return Amount	[3]			42.06	36.56	44.25
Net Income (Loss)				$ (3,259,000)	(3,566,000)	$ (3,660,000)
PEO Name		Mr. Mossman	Joseph E. Mullin III	Joseph E. Mullin III		Mr. Mossman
Additional 402(v) Disclosure

As required by Item 402(v) of Regulation S-K, the following information is presented to disclose the relationship between executive compensation actually paid ("CAP"), as calculated under applicable SEC rules, and the Corporation's financial performance for the last two fiscal years. As required by SEC rules, as it applies to smaller reporting companies, the table presented below discloses CAP for (i) our principal executive officer ("PEO") and (ii) our Named Executive Officers that are not the PEO (the "Non-PEO NEOs") on an average basis.

The methodology for calculating amounts presented in the columns "CAP to PEO" and "Average CAP to Non- PEO NEOs," including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the footnotes to the table.

The calculations and analysis below do not necessarily reflect the Company's approach to aligning executive compensation with performance. For information concerning the Company's compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the "Oversight and Description of Director and NEO Compensation" section of the Information Circular.

Pension Benefits Adjustments, Footnote

Benefit Plans

We do not currently have any pension plan, profit sharing plan or similar plan for the benefit of our officers, directors or employees; however, we may establish such plans in the future.

Equity Awards Adjustments, Footnote				For the fiscal year 2025, CAP to PEO Mullin is $625,784 which represents $132,000 in salary paid, $484,667 is the fair value as of vesting date of equity awards granted and vested in 2025, and $9,117 is the change in fair value of equity awards granted in previous years and vested in 2025. For the fiscal year 2024, CAP to PEO Mullin is $144,415 which represents $112,933 in salary paid, $21,254 is the fair value of vested equity awards as of the vesting date and $10,228 outstanding and unvested awards as of Jul 31, 2024. For the fiscal year 2024, CAP to PEO Mossman is $204,692 which represents $80,105 in salary paid and $124,587 is the fair value of vested equity awards as of the vesting date. For the fiscal year 2023, CAP to PEO Mossman is $302,414 which represents $135,000 in salary paid and $167,414 is the fair value of vested equity awards as of the vesting date. For the fiscal year 2025, average CAP to Non-PEO Neo is $42,948 which represents $37,494 of average salaries and $5,454 is the average fair value of equity awards granted and vested in 2025. For the fiscal year 2024, average CAP to Non-PEO NEO is $76,935 which represents $43,452 in salary paid and $33,483 is the fair value of vested equity awards as of the vesting date. For the fiscal year 2023, average CAP to Non-PEO NEO is $53,602 which represents $46,787 in salary paid and $6,815 is the fair value of vested equity awards as of the vesting date.
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[4],[5]			$ 640,167	139,213
PEO Actually Paid Compensation Amount	[1]			$ 625,784	144,415
First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[4],[5]				233,911	$ 333,750
PEO Actually Paid Compensation Amount	[1]				$ 204,692	$ 302,414

[1]	For the fiscal year 2025, CAP to PEO Mullin is $625,784 which represents $132,000 in salary paid, $484,667 is the fair value as of vesting date of equity awards granted and vested in 2025, and $9,117 is the change in fair value of equity awards granted in previous years and vested in 2025. For the fiscal year 2024, CAP to PEO Mullin is $144,415 which represents $112,933 in salary paid, $21,254 is the fair value of vested equity awards as of the vesting date and $10,228 outstanding and unvested awards as of Jul 31, 2024. For the fiscal year 2024, CAP to PEO Mossman is $204,692 which represents $80,105 in salary paid and $124,587 is the fair value of vested equity awards as of the vesting date. For the fiscal year 2023, CAP to PEO Mossman is $302,414 which represents $135,000 in salary paid and $167,414 is the fair value of vested equity awards as of the vesting date. For the fiscal year 2025, average CAP to Non-PEO Neo is $42,948 which represents $37,494 of average salaries and $5,454 is the average fair value of equity awards granted and vested in 2025. For the fiscal year 2024, average CAP to Non-PEO NEO is $76,935 which represents $43,452 in salary paid and $33,483 is the fair value of vested equity awards as of the vesting date. For the fiscal year 2023, average CAP to Non-PEO NEO is $53,602 which represents $46,787 in salary paid and $6,815 is the fair value of vested equity awards as of the vesting date.
[2]	The Company's Non-PEO NEO during the fiscal years 2023 and 2024 was Vincent Boon. For the fiscal year 2025, Vincent Boon was the Non-PEO for the period August 1, 2024 to November 21, 2024 and Mihai Draguleasa was the Non- PEO from November 22, 2024 to July 31, 2025
[3]	Total Stockholder Return shown in this table assumes $100 was invested for the period starting August 1, 2022 through July 31 of the applicable fiscal year in the Company's common stock as traded under ticker RYES on the OTCQX or OTCQB. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.
[4]	For fiscal year 2025, Joseph E. Mullin III served as our PEO. For fiscal year 2024, Mr. Mossman served as our PEO from August 1, 2023 until September 23, 2023, and Joseph E. Mullin III served as our PEO from September 23, 2023 through July 31, 2024. Mr. Mossman served as our PEO during fiscal year 2023.
[5]	The dollar amounts reported in this column are the amounts of total compensation reported for each PEO for each corresponding fiscal year in the "Total" column of the SCT. Refer to the SCT as set forth on page 12 of this proxy statement.